Changes in accounting policies (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Apr. 01, 2024	Mar. 31, 2024
Disclosure of changes in accounting estimates [line items]
Non-current provisions	$ 16.0		$ 14.3
Current provisions	$ 40.1		49.1
Previously stated
Disclosure of changes in accounting estimates [line items]
Non-current provisions		$ 23.0
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of changes in accounting estimates [line items]
Non-current provisions			(23.0)
Current provisions			$ 23.0